5. EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Equipment
	2015	2014	Estimated Useful lives in years
Computer hardware and software	$209,517	$196,070	3
Machinery and equipment	265,446	258,446	5
Molds, tools and dies	244,192	96,557	5
Office furniture and fixtures	39,451	38,938	5
	758,606	590,011
Accumulated depreciation	(553,474)	(522,869)
Equipment, net	$205,132	$67,142

Depreciation expense for year ended	$39,076	$9,048